Future Accounting Pronouncements	12 Months Ended
Dec. 31, 2024
Future Accounting Pronouncements [Abstract]
Future Accounting Pronouncements
3. FUTURE ACCOUNTING PRONOUNCEMENTS
The Company considers the applicability and impact of

all ASUs issued by the Financial Accounting
Standards Board (“FASB”). The following

updates have been issued by the FASB,

but as allowed, have
not yet been adopted by Emera. Any ASUs not included below

were assessed and determined to be
either not applicable to the Company or to have an insignificant impact on the consolidated financial
statements.
Disaggregation of Income Statement Expenses
In November 2024, the FASB

issued ASU 2024-03, Income Statement Reporting–Comprehensive
Income–Expense Disaggregation Disclosures (Subtopic

220-40): Disaggregation of Income Statement
Expenses. The standard update improves the disclosures about a public business entity’s expenses by
requiring more detailed information about the types of

expenses (including purchases of inventory,
employee compensation, depreciation and amortization)

included within income statement expense
captions. The guidance will be effective for annual

reporting periods beginning after December 15, 2026,
and interim reporting periods beginning after December

15, 2027. Early adoption is permitted. The
standard updates are to be applied prospectively with the option for retrospective application. The
Company is currently evaluating the impact of adoption

of the standard update on its consolidated
financial statements disclosures.
Improvements to Income Tax

Disclosures
In December 2023, the FASB

issued ASU 2023-09, Income Taxes

(Topic

740): Improvements to Income
Tax

Disclosures. The standard enhances the transparency,

decision usefulness and effectiveness of
income tax disclosures by requiring consistent categories

and greater disaggregation of information in the
reconciliation of income taxes computed using the enacted

statutory income tax rate to the actual income
tax provision and effective income tax rate, as well

as the disaggregation of income taxes paid (refunded)
by jurisdiction. The standard also requires disclosure of income

(loss) before provision for income taxes
and income tax expense (recovery) in accordance with

U.S. Securities and Exchange Commission
Regulation S-X 210.4-08(h), Rules of General Application

– General Notes to Financial Statements:
Income Tax

Expense, and the removal of disclosures no longer considered cost beneficial or relevant.
The guidance will be effective for annual reporting periods

beginning after December 15, 2024. Early
adoption is permitted. The standard will be applied on

a prospective basis, with retrospective application
permitted. The Company is currently evaluating the impact of adoption of the standard on its consolidated
financial statements disclosures.